Annual Total Returns - Templeton Foreign Fund [BarChart] - Templeton Foreign Fund-28 - Templeton Foreign Fund - Class A	Jan. 01, 2021
Bar Chart Table:
Annual Return 2010	8.50%
Annual Return 2011	(12.71%)
Annual Return 2012	18.55%
Annual Return 2013	27.17%
Annual Return 2014	(10.80%)
Annual Return 2015	(7.09%)
Annual Return 2016	11.63%
Annual Return 2017	17.08%
Annual Return 2018	(15.00%)
Annual Return 2019	12.46%